World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate March 31, 2007	Exhibit 99.1

Dates Covered
Collections Period	03/1/07 - 03/31/07
Interest Accrual Period	03/15/07 - 04/15/07
30/360 Days	30
Actual/360 Days	32
Distribution Date	04/16/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 2/28/07	1,108,510,771.24	47,395
Pre-Funding Balance at 2/28/07	205,644,251.67	0
Yield Supplement Overcollateralization Amount at 2/28/07	27,778,459.20	0

Receivables Balance at 2/28/07	930,644,978.77	47,395
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Principal Payments	30,769,177.54	748
Defaulted Receivables	109,959.10	5
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 3/31/07	32,438,792.34	0

Pool Balance at 3/31/07	1,078,862,669.72	56,806

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	4,100,357.17	235
Past Due 61-90 days	613,603.15	33
Past Due 91 + days	50,620.07	3

Total	4,764,580.39	271

Total 31+ Delinquent as % Ending Pool Balance	0.44%
Recoveries	74,322.85
Aggregate Net Losses - March 2007	35,636.25
Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	4,771,735.71
Weighted Average APR, Yield Adjusted	8.73%
Weighted Average Remaining Term	59.51

Flow of Funds	$ Amount
Collections	36,293,730.60
Advances	31,366.95
Investment Earnings on Cash Accounts	981,908.87
Excess Maximum Negative Carry Amount	1,803,483.62
Servicing Fee	(775,537.48)
Interest Rate Swap Receipt	134,772.50

Available Funds	38,469,725.06

Distributions of Available Funds
(1) Monthly Swap Payment Amount	—
(2) Class A Interest	4,917,606.84
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	28,642,742.88
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	4,771,735.71
(8) Distribution to Certificateholders	0.00
Total Distributions of Available Funds	38,469,725.06
Servicing Fee	775,537.48
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 3/15/07	1,107,505,412.60
Principal Paid	33,414,478.59
Note Balance @ 4/16/07	1,074,090,934.01

Class A-1
Note Balance @ 3/15/07	219,400,412.60
Principal Paid	33,414,478.59
Note Balance @ 4/16/07	185,985,934.01
Note Factor @ 4/16/07	76.5374214%

Class A-2
Note Balance @ 3/15/07	288,000,000.00
Principal Paid	—
Note Balance @ 4/16/07	288,000,000.00
Note Factor @ 4/16/07	100.0000000%

Class A-3
Note Balance @ 3/15/07	236,000,000.00
Principal Paid	—
Note Balance @ 4/16/07	236,000,000.00
Note Factor @ 4/16/07	100.0000000%

Class A-4
Note Balance @ 3/15/07	333,000,000.00
Principal Paid	—
Note Balance @ 4/16/07	333,000,000.00
Note Factor @ 4/16/07	100.0000000%

Class B
Note Balance @ 3/15/07	31,105,000.00
Principal Paid	—
Note Balance @ 4/16/07	31,105,000.00
Note Factor @ 4/16/07	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	5,055,246.47
Total Principal Paid	33,414,478.59

Total Paid	38,469,725.06

Class A-1
Coupon	5.32000%
Interest Paid	1,037,520.17
Principal Paid	33,414,478.59

Total Paid to A-1 Holders	34,451,998.76

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,276,800.00

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.32000%
Interest Paid	1,574,720.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,574,720.00

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.4692990
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.5414472

Total Distribution Amount	34.0107462

A-1 Interest Distribution Amount	4.2696303
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.5081424

Total A-1 Distribution Amount	141.7777727

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4333333

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.7288889
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.7288889

B Interest Distribution Amount	4.4250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	857.20
Noteholders’ Principal Distributable Amount	142.80

Account Balances	$ Amount
Advances
Balance as of 2/28/07	26,922.28
Balance as of 3/31/07	58,289.23
Change	31,366.95

Reserve Fund
Balance as of 2/28/07	2,316,321.34
Investment Earnings	10,562.58
Prior Month’s Investment Earnings paid	(2,669.47)
Withdrawal	0.00
Deposit from Pre-Funding 3/29/07	514,111.21
Balance as of 3/31/07	2,838,325.66
Change	522,004.32
Reserve Fund Requirement	2,827,763.08

Pre-Funding Account
Balance as of 2/28/07	205,881,521.55
Investment Earnings	828,875.07
Prior Month’s Investment Earnings paid	(237,269.88)
Withdrawal	(205,644,251.67)
Balance as of 3/31/07	828,875.07
Change	(205,052,646.48)

Negative Carry Account
Balance as of 2/28/07	2,289,677.02
Investment Earnings	10,215.33
Prior Month’s Investment Earnings paid	(2,638.75)
Withdrawal	(483,554.65)
Balance as of 3/31/07	1,813,698.95
Change	(475,978.07)